DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair values of derivative instruments

December 31, 2011
Other
	Other Assets	Current
	- Current	Liabilities
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	2,910,301	1,271,592

December 31, 2012
Other
	Other Assets	Current
	- Current	Liabilities
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	1,639,337	182,963

Schedule of amounts related to derivative instruments affecting the Company's consolidated statements of operations

	Amount of Gain (loss) on Derivatives Recognized in Income Year Ended December 31			Location of Gain (loss) Recognized in
Derivative Type	2010	2011	2012	Income on Derivatives
	$	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	9,475,794	(11,393,346)	8,541,721	Derivatives gain (loss)